Information concerning the Group's Consolidated Operations (Tables)	6 Months Ended
Jun. 30, 2025
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Revenues by Nature

Revenues by nature

	For the six-month period ended June 30,
	2024	2025
	$ in thousands
Collaboration agreements	12,249	26,869
Licenses	297	417
Products & services	44	94
Total revenues	12,589	27,380

Revenues by nature

	For the three-month period ended June 30,
	2024	2025
	$ in thousands
Collaboration agreements	7,815	16,572
Licenses	209	123
Products & services	37	29
Total revenues	8,061	16,725

Revenues By Country of Origin and Other Income

Revenues by country of origin and other income

	For the six-month period ended June 30,
	2024	2025
	$ in thousands
From France	12,589	27,380
Revenues	12,589	27,380
Research tax credit subsidy	3,336	2,842
Other subsidies and other	76	-
Other income	3,412	2,842
Total revenues and other income	16,002	30,222

Revenues by country of origin and other income

	For the three-month period ended June 30,
	2024	2025
	$ in thousands
From France	8,061	16,725
Revenues	8,061	16,725
Research tax credit	1,404	1,505
Subsidies and other	38	(36)
Other income	1,442	1,469
Total revenues and other income	9,504	18,193

Details of Operating Expenses by Nature

4.2.1 For the six-month period ended June 30

	For the six-month period ended June 30,
Research and development expenses	2024	2025

Wages and salaries	(17,567)	(17,485)
Social charges on stock option grants	(268)	(286)
Non-cash stock-based compensation expense	(1,320)	(1,536)
Personnel expenses	(19,155)	(19,307)
Purchases and external expenses	(17,200)	(16,071)
Depreciation and amortization expenses (incl. right of use amortization)	(8,527)	(9,229)
Other	(961)	(405)
Total research and development expenses	(45,841)	(45,012)

	For the six-month period ended June 30,
Selling, general and administrative expenses	2024	2025

Wages and salaries	(3,335)	(3,277)
Social charges on stock option grants	(96)	(154)
Non-cash stock-based compensation expense	(397)	(722)
Personnel expenses	(3,829)	(4,153)
Purchases and external expenses	(3,875)	(4,440)
Depreciation and amortization expenses (incl. right of use amortization)	(770)	(718)
Other	(512)	(469)
Total selling, general and administrative expenses	(8,986)	(9,780)

	For the six-month period ended June 30,
Personnel expenses	2024	2025

Wages and salaries	(20,902)	(20,763)
Social charges on stock option grants	(364)	(439)
Non-cash stock-based compensation expense	(1,717)	(2,258)
Total personnel expenses	(22,983)	(23,460)

	For the six-month period ended June 30,
	2024	2025

Other operating income	721	804
Other operating expenses	-	-
Other operating income (expense)	721	804

4.2.2 For the three-month period ended June 30

	For the three-month period ended June 30,
Research and development expenses	2024	2025

Wages and salaries	(8,315)	(8,821)
Social charges on stock option grants	(72)	(35)
Non-cash stock-based compensation expense	(738)	(885)
Personnel expenses	(9,125)	(9,741)
Purchases and external expenses	(9,591)	(8,493)
Depreciation and amortization expenses (incl. right of use amortization)	(4,347)	(4,652)
Other	(454)	(194)
Total research and development expenses	(23,518)	(23,080)

	For the three-month period ended June 30,
Selling, general and administrative expenses	2024	2025

Wages and salaries	(1,591)	(1,650)
Social charges on stock option grants	(10)	(14)
Non-cash stock-based compensation expense	(92)	(398)
Personnel expenses	(1,694)	(2,061)
Purchases and external expenses	(1,530)	(2,425)
Depreciation and amortization expenses (incl. right of use amortization)	(380)	(365)
Other	(278)	(227)
Total selling, general and administrative expenses	(3,882)	(5,078)

	For the three-month period ended June 30,
Personnel expenses	2024	2025

Wages and salaries	(9,905)	(10,471)
Social charges on stock option grants	(83)	(49)
Non-cash stock-based compensation expense	(830)	(1,282)
Total personnel expenses	(10,818)	(11,802)

	For the three-month period ended June 30,
	2024	2025

Other operating income	685	378
Other operating expenses	-	-
Other operating income (expenses)	686	378

Details of Financial Income and Expenses

4.3.1 For the six-month period ended June 30

	For the six-month period ended June 30,
Financial income and expenses	2024	2025

Income from cash, cash equivalents and financial assets	4,687	5,107
Foreign exchange gains	5,754	4,705
Gain on fair value measurement	18,966	1,766
Financial income	29,407	11,578
Interest on financial liabilities	(2,270)	(2,802)
Foreign exchange losses	(3,031)	(25,527)
Loss on fair value measurement	(4,730)	(182)
Interest on lease liabilities	(1,352)	(1,164)
Financial expenses	(11,384)	(29,675)
Net financial gain (loss)	18,023	(18,098)

4.3.2 For the three-month period ended June 30

	For the three-month period ended June 30,
Financial income and expenses	2024	2025

Income from cash, cash equivalents and financial assets	2,771	2,195
Foreign exchange gains	2,230	3,351
Gain on fair value measurement	3,395	-
Financial income	8,395	5,545
Interest on financial liabilities	(1,170)	(1,500)
Foreign exchange losses	(1,704)	(17,358)
Loss on fair value measurement	(13,110)	(282)
Interest on lease liabilities	(663)	(556)
Financial expenses	(16,646)	(19,695)
Net financial gain (loss)	(8,251)	(14,150)

Disclosure of Income Tax

4.4.1 For the six-month period ended June 30

	For the six-month period ended June 30,
	2024	2025
Income tax	455	0

4.4.2 For the three-month period ended June 30

	For the three-month period ended June 30,
	2024	2025
Income tax	193	0